SHARE BASED PAYMENTS (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2023 $ / shares shares	Sep. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares
Share based payments
Cancelled	(1,562)	(1,562)
Expired	(450)	(450)
Acquisition of Engine	261,929	261,929
Balance, Number Of Stock Options	259,917	259,917
Balance, Weighted Average Exercise Price | (per share)		$ 20.33	$ 21.79
Cancelled, Weighted Average Exercise Price | $ / shares	$ 2.47		$ 22.27
Expired of Engine Weighted Average Exercise Price | $ / shares	2.60
Acquisition of EngineWeighted Average Exercise Price | $ / shares	5.15
Balance, Weighted Average Exercise Price | (per share)	$ 5.15